Income Taxes	12 Months Ended
Mar. 31, 2014
Income Tax Disclosure [Abstract]
Income Taxes

12.    Income Taxes

The Company and its domestic subsidiaries were subject to national corporate tax of 30%, corporate inhabitant tax of approximately 20.7% as a percentage of national corporate tax and enterprise tax of approximately 7.5%, after considering the deductible nature of certain taxes, which in the aggregate resulted in a statutory income tax rate of 40.9% for the years ended March 31, 2012. The Company and its domestic subsidiaries are subject to national corporate tax of 28%, corporate inhabitant tax of approximately 20.7% as a percentage of national corporate tax and enterprise tax of approximately 7.5%, after considering the deductible nature of certain taxes, which in the aggregate resulted in a statutory income tax rate of 38.0% for the years ended March 31, 2013 and 2014. Foreign subsidiaries are subject to income taxes of the countries in which they operate.

Due to the amendments to the Japanese corporate tax law that were enacted on November 30, 2011, the corporate tax rate was changed. As a result, the aggregate statutory income tax rate was reduced to 38.0% for fiscal years from April 1, 2012 to March 31, 2015, and to 35.6% for fiscal years from April 1, 2015 and thereafter.

In addition, due to the amendments to the Japanese corporate tax law that were enacted on March 20, 2014, the Special Reconstruction Corporation Tax, which has been imposed for fiscal years beginning on or after April 1 2012, was abolished a year ahead of the original schedule. As a result, the statutory income tax rate, which is used for calculating deferred tax assets and liabilities resulting from temporary differences and operating loss and credit carryforwards, was reduced to 35.6% from 38.0% for fiscal years beginning on or after April 1, 2014.

KONAMI recognized deferred tax assets and liabilities resulting from temporary differences and operating loss and credit carryforwards based on the enacted tax rates that will be applied when those differences and loss and credit carryforwards are expected to reverse.

The income before income taxes and equity in net income of an affiliated company and income tax expense (benefit) for the years ended March 31, 2012, 2013 and 2014 consisted of the following:

	Millions of Yen
	2012	2013	2014
Income before income taxes and equity in income of an affiliated company:
Japan	¥31,066	¥18,385	¥2,297
Foreign	8,960	3,530	6,931

Total	¥40,026	¥21,915	¥9,228

Income taxes—Current:
Japan	¥12,538	¥8,736	¥2,394
Foreign	1,579	363	2,301

Total	¥14,117	¥9,099	¥4,695

Income taxes—Deferred:
Japan	¥2,574	¥21	¥641
Foreign	250	(647)	(5)

Total	¥2,824	¥(626)	¥636

The significant components of total income taxes for the years ended March 31, 2012, 2013 and 2014 are as follows:

	Millions of Yen
	2012	2013	2014
Income taxes on continuing operations before equity in net income of an affiliated company and net income attributable to the noncontrolling interest—exclusive of the effects of other components listed below	¥16,512	¥8,473	¥4,438
Adjustments of deferred tax assets and liabilities for enacted changes in tax laws and rates in Japan	429	—	893

Total	¥16,941	¥8,473	¥5,331
Income tax expense (benefit) reported in other comprehensive income related to:
Net unrealized gains (losses) on available-for-sale securities	(0)	44	28
Foreign currency translation adjustment	43	16	(8)
Pension liability adjustment	196	2	1

Total income taxes	¥17,180	¥8,535	¥5,352

Adjustments of deferred tax assets and liabilities for enacted changes in tax laws and rates in Japan was recognized by statutory income tax rate changes due to the amendments to the Japanese income tax law that were enacted on March 20, 2014,

Reconciliations of the differences between the statutory income tax rates and the effective income tax rates are as follows:

	2012	2013	2014
Statutory income tax rate	40.9%	38.0%	38.0%
Increase (reduction) in taxes resulting from:
Non-deductible expenses	1.0	1.3	2.8
Non-taxable income	(0.1)	(0.1)	(0.1)
Change in valuation allowance	(1.7)	(2.4)	(1.6)
Adjustment of estimated income tax accruals	(0.5)	0.4	(2.5)
Unrecognized tax benefits	0.0	2.2	0.6
Tax credit, principally research	(1.1)	(1.2)	(5.1)
Effect of tax law changes	1.1	—	7.5
Impairment charges for goodwill, nondeductible	—	—	8.4
The difference between the current statutory tax rate and the future statutory rate	1.9	(0.4)	2.6
Non-deductible local taxes	1.5	2.3	5.2
Other, net	(0.7)	(1.4)	2.0

Effective income tax rate	42.3%	38.7%	57.8%

The effects of temporary differences that give rise to deferred tax assets and liabilities at March 31, 2013 and 2014 are as follows:

	Millions of Yen
	2013	2014
Deferred tax assets:
Accrued enterprise taxes	¥665	¥(34)
Accrued expenses	3,814	3,333
Accrued pension and severance costs	548	504
Allowance for doubtful accounts	343	222
Inventories	15,377	14,439
Net operating loss carryforwards	14,440	12,187
Property and equipment basis differences	3,697	3,532
Asset retirement obligations	1,236	1,294
Deferred revenue	414	1,156
Investments in affiliate	1,335	1,334
Other	2,706	2,353

Gross deferred tax assets	44,575	40,320
Less valuation allowance	(9,487)	(7,095)

Total deferred tax assets	35,088	33,225
Deferred tax liabilities:
Intangible assets	(14,634)	(13,573)
Investments in subsidiaries	(1,139)	(1,169)
Other	(1,486)	(927)

Gross deferred tax liabilities	(17,259)	(15,669)

Net deferred tax assets	¥17,829	¥17,556

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible and tax loss and credit carryforwards are utilizable. Management considered the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible and utilizable, management believes it is more likely than not that KONAMI will realize the benefits of these deductible differences, net of the existing valuation allowances at March 31, 2014.

The net change in the total valuation allowance for the years ended March 31, 2012, 2013 and 2014 were a decrease of ¥1,945 million, a decrease of ¥843 million and a decrease of ¥2,392 million, respectively. The changes in the beginning-of-year valuation allowance for deferred tax assets due to a change in circumstances that resulted in a change in judgment about realization of deferred tax assets in future years for the years ended March 31, 2012, 2013 and 2014 were nil, a decrease of ¥314 million and an increase of ¥42 million, respectively. The change in the beginning-of-year valuation allowance for deferred tax assets due to utilization of net operating loss carryforwards for the years ended March 31, 2012, 2013 and 2014 were a decrease of ¥241 million, a decrease of ¥185 million and a decrease of ¥229 million, respectively.

Net deferred tax assets were included in the accompanying consolidated balance sheets as follows:

	Millions of Yen
	2013	2014
Current assets:
Deferred income taxes, net	¥20,749	¥18,773
Investments and other assets:
Deferred income taxes, net	1,875	1,913
Current liabilities:
Other current liabilities, net	(371)	(78)
Long-term liabilities:
Deferred income taxes, net	(4,424)	(3,052)

Net deferred tax assets	¥17,829	¥17,556

At March 31, 2014, KONAMI had operating loss carryforwards aggregating approximately ¥42,942 million, which will expire as follows:

Millions of Yen
Year ending March 31
2015	¥657
2017	4,660
2018	9,241
2019	12,025
2020	3,122
2021	8,653
2022	2,326
2023 and thereafter	2,258

Total	¥42,942

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	Millions of Yen
	2012	2013	2014
Balance at beginning of year	—	¥1,006	—
Additions for tax positions of prior years	¥1,006	2,331	¥51
Settlements with taxing authorities	—	¥(3,337)	—

Balance at end of year	¥1,006	—	¥51

As of March 31, 2013 and 2014, the amount of unrecognized tax benefits that, if recognized, would affect the effective income tax rate is immaterial.

Although KONAMI believes its estimates and assumptions of unrecognized tax benefits are reasonable, given the uncertainty regarding when tax authorities will complete their examinations, the items subject to their examinations and the possible outcomes of their examinations, an accurate estimate of significant increases that may occur within the next twelve months cannot be made as of March 31, 2014.

KONAMI recognizes interest and penalties related to unrecognized tax benefits in income taxes in the accompanying consolidated statements of income. Both the amount of interest and penalties in the consolidated balance sheets accrued as of March 31, 2013 and 2014, and the amount of interest and penalties included in income taxes in the accompanying consolidated statements of income for the years ended March 31, 2013 and 2014 are not material.

KONAMI files its income tax returns in various tax jurisdictions. KONAMI is no longer subject to tax examinations by the respective local tax authorities for fiscal years prior to the year ended March 31, 2004 for its major tax jurisdictions in Europe, Germany, fiscal years prior to the year ended March 31, 2008 in United States and Australia, and fiscal years prior to the year ended March 31, 2008 in Japan.